Debt With Related Parties - Additional Information (Details)								5 Months Ended	9 Months Ended		12 Months Ended
	Feb. 16, 2024 MXN ($)	Feb. 16, 2024 USD ($)	Oct. 23, 2023 USD ($)	Nov. 23, 2021	Jun. 30, 2020 USD ($)	Aug. 09, 2017 USD ($)	Nov. 30, 2016 USD ($)	Dec. 31, 2021 MXN ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($)		Dec. 31, 2022 MXN ($)		Dec. 31, 2021 MXN ($)	May 08, 2024 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Senior notes											$ 449,716,000		$ 445,281,000				$ 100,397,329,000	[1]
Principal amount											$ 1,665,422,000	[2]				$ 7,000,000,000
Maturity									1 year and for more than one year		1 year and for more than one year
Key management personnel compensation									$ 577,496,000	$ 399,669,000	$ 515,483,000		411,449,000
Key management personnel compensation expense for other bonuses								$ 46,053,000			58,620,000	[3]	51,150,000	[3]
Key management personnel compensation, bonuses															$ 4,187,000
Key management personnel compensation, pending bonuses											43,161,000		44,527,000
Key management personnel compensation, share-based payments									396,054,000	$ 302,438,000	334,493,000		250,375,000		132,456,000
Senior, 2017 Junior and 2020 Junior Promissory Notes and Convertible Notes
Disclosure of transactions between related parties [line items]
Repayments of promissory notes payable	$ 4,934,138,000	$ 288,116,421
Foreign exchange rate	17.1255
Related parties
Disclosure of transactions between related parties [line items]
Senior notes																	100,397,329,000	[4]	$ 100,397,329,000	[5]
Principal amount											1,665,422,000	[6]	1,908,726,000	[7]
Third parties
Disclosure of transactions between related parties [line items]
Key management personnel compensation								$ 57,129,000							$ 97,936,000
Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes									0		4,178,912,000		4,118,396,000
Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes									0		4,158,458,000		4,098,238,000				$ 94,747,329,000	[4]	$ 94,747,329,000	[5]
Principal amount											$ 1,592,780,000	[2],[6]	$ 1,825,472,000	[7]
Maturity											Dec 2026		May 2024
Interest Rate											14.00%		14.00%				14.00%		14.00%
Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes									0		$ 20,454,000		$ 20,158,000
2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes									0		213,387,000		208,469,000
2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes									0		179,245,000		175,114,000				$ 5,000,000,000	[4]	$ 5,000,000,000	[5]
Principal amount											$ 70,953,000	[2],[6]	$ 81,318,000	[7]
Maturity											Dec 2026		May 2024
Interest Rate											15.00%		15.00%				15.00%		15.00%
2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes									0		$ 34,142,000		$ 33,355,000
2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes									0		17,867,000		17,597,000
2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes									0		2,749,000		2,707,000				$ 650,000,000	[4]	$ 650,000,000	[5]
Principal amount											$ 1,689,000	[2],[6]	$ 1,936,000	[7]
Maturity											Dec 2026		May 2024
Interest Rate											14.00%		14.00%				14.00%		14.00%
2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Senior notes									0		$ 15,118,000		$ 14,890,000
BBB Foods Inc. | Senior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes			$ 4,100,000				$ 94,747,329
Principal amount											$ 1,600,614,000		1,834,450,000
Percentage of principal amount due							0.50%
Original term of debt											6 years
Maturity											November 30, 2022
Interest Rate							14.00%				14.00%						14.00%
Accrued interest											$ 2,578,298,000		2,283,945,000				$ 152,620,740		$ 117,963,235
Debt instruments extended maturity				2 years
Extended maturity date			Dec. 31, 2026	May 31, 2024
Advisory fee			$ 400,000
BBB Foods Inc. | Senior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes									0		$ 1,122,056,000		1,105,807,000
Percentage of principal amount due							99.50%				99.50%
BBB Foods Inc. | Senior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due											0.50%
BBB Foods Inc. | 2017 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes						$ 5,000,000
Principal amount											$ 84,468,000		96,808,000
Original term of debt						9 years					5 years
Maturity											November 30, 2022
Interest Rate						15.00%					15.00%						15.00%
Accrued interest											$ 128,919,000		111,661,000				$ 7,631,284		5,767,168
Debt instruments extended maturity				2 years
Extended maturity date			Dec. 31, 2026	May 31, 2024
Additional payments			$ 230,000
BBB Foods Inc. | 2017 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes									0		$ 59,748,000		58,371,000
Percentage of principal amount due						84.00%					84.00%
BBB Foods Inc. | 2017 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due						16.00%					16.00%
BBB Foods Inc. | 2020 Junior Promissory Notes
Disclosure of transactions between related parties [line items]
Senior notes			$ 20,000		$ 650,000
Principal amount											$ 10,981,000		12,585,000
Original term of debt					6 years						3 years
Maturity											June 30, 2023
Interest Rate					14.00%						14.00%						14.00%
Accrued interest											$ 6,887,000		5,012,000				$ 407,613		$ 258,884
Debt instruments extended maturity				1 year
Extended maturity date			Dec. 31, 2026	May 31, 2024
BBB Foods Inc. | 2020 Junior Promissory Notes | Related parties
Disclosure of transactions between related parties [line items]
Senior notes											$ 2,749,000		$ 2,707,000
Percentage of principal amount due					15.40%						15.40%
BBB Foods Inc. | 2020 Junior Promissory Notes | Third parties
Disclosure of transactions between related parties [line items]
Percentage of principal amount due					84.60%						84.60%

[1]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[2]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican pesos. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (See Note 10).
[3]	The outstanding amount payable of these bonuses as of December 31, 2023 and 2022 is Ps.35,269 and Ps.43,834, respectively. (See Note 13.2).
[4]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[5]	Amounts in the “Amount of the Promissory Notes” column are presented in the original issuance amount in US$.
[6]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).
[7]	Amounts in the “Principal”, “Accrued Interest Payable” and “Total” columns are presented in thousands of Mexican peso. These columns correspond only to amounts due to related parties of BBB Foods Inc., the remainder of the amount of each Promissory Notes is disclosed as debt (see Note 14).